Segment Information - Schedule of Reportable Segments Information (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Assets by Segment	$ 9,389		$ 9,389		$ 3,468,431	$ 3,524,507
Revenue by segment						31,789
Cost of sales by segment						31,617
Operating expenses	71,370	148,916	199,757	315,695	528,283	565,700
Operating (loss) income by segment	$ (71,370)	$ (148,916)	$ (199,757)	$ (315,695)	(528,283)	(565,528)
Renewable Systems Integration [Member]
Assets by Segment					1,642,592	1,540,423
Revenue by segment					203,394	40,548
Cost of sales by segment					144,695	40,376
Operating expenses					447,783	565,700
Operating (loss) income by segment					(389,084)	(565,528)
Non-renewable Systems Integration [Member]
Assets by Segment					1,825,839	1,984,084
Revenue by segment					6,613,930	7,505,889
Cost of sales by segment					4,710,183	5,492,607
Operating expenses					1,968,002	1,881,160
Operating (loss) income by segment					$ (64,255)	$ 132,122